Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other assets
Investments in affiliated companies	$ 88.6	$ 88.6	$ 42.7	$ 88.6	$ 88.6
Deferred financing fees	0.6		23.7	31.7	34.0
Deposits	6.3	6.3	10.7	6.3	6.3
Other	0.7	0.8	0.7	0.8	0.9
Total other assets	$ 96.2	$ 95.7	$ 77.8	$ 127.4	$ 129.8